Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President
and Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

October 24, 2019

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:            Lincoln Life Variable Annuity Account N
File Nos. 333-222786; 811-08517

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves to certify that the prospectus and Statement of Additional Information for the above-referenced contract otherwise required to be filed pursuant to Rule 497(c) do not differ from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Registration Statement, which was filed electronically on October 23, 2019.

Sincerely,
Scott C. Durocher